Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements, Recurring and Nonrecurring
Assets and liabilities measured at fair value on a recurring basis, are summarized below:

	Fair Value Measurement at September 30, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$8,630	$8,630

	Fair Value Measurement at December 31, 2020 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$11,439	$11,439

Assets and liabilities measured at fair value on a recurring basis, are summarized below:

	Fair Value Measurement at December 31, 2020 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$11,439	$11,439

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant on observable inputs (Level 3) as of and for the nine months ended September 30, 2021 and as of and for the twelve months ended December 31, 2020:

	Contingent Consideration
	September 30, 2021	December 31, 2020
Balance of recurring Level 3 liabilities at January 1	$11,439	$—
Total gains or losses for the period:
Included in earnings	(1,120)	1,055
Included in other comprehensive loss	—	—
Issuances	1,295	11,737
Payments	(2,984)	(1,353)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance of recurring Level 3 liabilities at end of period	$8,630	$11,439

The table below presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant on observable inputs (Level 3) for the year ended December 31:

	Contingent Consideration
	2020	2019
Balance of recurring Level 3 liabilities at January 1	$—	$2,319
Total gains or losses for the period:
Included in earnings	1,055	1,181
Included in other comprehensive loss	—	—
Issuances	11,737	—
Payments	(1,353)	(3,500)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance of recurring Level 3 liabilities at December 31	$11,439	$—

Disclosure Details Of Fair Value Measurements Of Assets And Liabilities Using Unobservable Inputs	The following table presents quantitative information about recurring Level 3 fair value measurements at December 31, 2020:

Fair Value
December 31, 2020
Contingent consideration	$11,439

ALTIMAR ACQUISITION CORP. II [Member]
Schedule Of Fair Value Measurement Of Assets And Liabilities Based On Hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021
Assets:
Investments held in the Trust Account	1	345,011,697
Liabilities:
Warrant liability — Public Warrants	1	$9,070,433
Warrant liability — Private Placement Warrants	3	$10,572,537

Schedule Of Assumptions Used In Estimating The Fair Value Of Warrants
The following table provides quantitative information regarding Level 3 fair value meas ureme
nts:

As of September 30, 2021
Stock price	$9.85
Strike price	$11.50
Term (in years)	5.0
Volatility	16.5%
Risk-free rate	1.00%
Dividend yield	0.0%

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3
Warrant
liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of February 9, 2021	$17,144,332	$12,933,516	$30,077,848
Change in valuation inputs or other assumptions	(3,784,363)	(2,932,167)	(6,716,530)

Fair value of Warrants transferred out of Level 3	—	(10,001,349)	(10,001,349)

Fair value of Level 3 Warrant liabilities as of June 30, 2021	$13,359,969	$—	$13,359,969
Change in valuation inputs or other assumptions	$(2,787,432)	$—	$(2,787,432)

Fair value of Level 3 Warrant Liabilities as of September 30, 2021	$10,572,537	$—	$10,572,537